ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Q2)	6 Months Ended
Jun. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 5 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable and accrued expenses consisted of the following:

(in thousands)	June 30, 2024	December 31, 2023
Accounts payable	$1,948.0	$1,600.7
Other accrued expenses	7,642.9	—
Income tax payable	732.6	—
Franchise tax payable	508.2	—
Accounts payable and accrued expenses	$10,831.7	$1,600.7